Commitments and Contingencies (Details) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 02, 2022	Nov. 01, 2022	Mar. 01, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies [Abstract]
Lease incentive				$ 220,000		$ 220,000		$ 220,000,000
Right-of-use asset		$ 124,000				$ 1,000,000
Percentage of lease assets and liabilities				8.00%		8.00%		8.00%
Lease liability		$ 117,000	$ 274,000
Rent expense				$ 200,000	$ 200,000	$ 600,000	$ 600,000
Related expenditures				2,300,000		2,300,000
Non-cancelable purchase orders				$ 3,100,000		$ 3,100,000
Right-of-use assets	$ 124,000,000							$ 1,000,000
Lease liability	$ 117,000,000		$ 274,000,000
Rent expense								$ 700,000
Rent expense									$ 600,000
Warrant term								3 years